Interest-Bearing Borrowings - Schedule of Repurchase Agreement (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Loans principal, interest and financing service fee receivables [Member]
Schedule of Repurchase Agreement [Line Items]
Total repurchase agreements	¥ 1,663,401,923	¥ 681,556,262
Repurchase Agreements [Member]
Schedule of Repurchase Agreement [Line Items]
Total repurchase agreements	¥ 1,663,401,923	¥ 681,556,262